June 30, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	EA Series Trust (the “Trust”)
File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 137 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (“1933 Act”) and Amendment No. 140 to the Trust’s Registration Statement under the Investment Company Act of 1940 Act, as amended (collectively, the “Amendment”). This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to add a new portfolio series to the Trust, to be known as the “Burney U.S. Factor Rotation ETF.”

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

On behalf of Practus, LLP

KAREN A. ASPINALL   ●   PARTNER

11300 Tomahawk Creek Pkwy   ●   Ste. 310   ●   Leawood, KS 66211   ●   p: 949.629.3928

Practus, LLP   ●   Karen.Aspinall@Practus.com   ●   Practus.com